Derivatives - Derivative Balances (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notional Amount of Derivatives, [Abstract]
Contract/Notional	$ 1,134,132,000,000	$ 1,328,787,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	984,800,000,000	920,300,000,000
Less: Legally enforceable master netting agreements	(884,800,000,000)	(825,500,000,000)
Less: Cash collateral received/paid	(47,300,000,000)	(47,300,000,000)
Derivative assets	52,682,000,000	47,495,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	981,800,000,000	906,400,000,000
Less: Legally enforceable master netting agreements	(884,800,000,000)	(825,500,000,000)
Less: Cash collateral received/paid	(50,100,000,000)	(43,500,000,000)
Derivative liabilities	46,909,000,000	37,407,000,000
Interest rate contracts | Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	29,445,400,000,000	33,272,000,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	667,000,000,000	667,400,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	658,700,000,000	659,300,000,000
Interest rate contracts | Futures and forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	10,159,400,000,000	8,217,600,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	1,700,000,000	1,600,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	2,000,000,000	1,500,000,000
Interest rate contracts | Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,725,200,000,000	2,065,400,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	85,400,000,000	64,400,000,000
Interest rate contracts | Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,739,800,000,000	2,028,300,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	85,600,000,000	65,400,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Foreign exchange risk | Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	2,159,100,000,000	2,284,100,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	52,300,000,000	44,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	56,500,000,000	43,700,000,000
Foreign exchange risk | Spot, futures and forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	4,226,400,000,000	2,922,500,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	70,400,000,000	33,200,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	72,600,000,000	34,600,000,000
Foreign exchange risk | Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	600,700,000,000	412,400,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	16,000,000,000	9,200,000,000
Foreign exchange risk | Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	584,600,000,000	392,400,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	15,100,000,000	8,800,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Equity contracts | Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	193,700,000,000	162,000,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	3,200,000,000	3,600,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	4,000,000,000	4,200,000,000
Equity contracts | Futures and forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	69,500,000,000	71,400,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	2,100,000,000	1,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,800,000,000	1,400,000,000
Equity contracts | Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	341,000,000,000	315,600,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	26,000,000,000	29,600,000,000
Equity contracts | Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	318,400,000,000	266,700,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	27,900,000,000	30,400,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Commodity contracts | Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	74,300,000,000	73,100,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	5,800,000,000	3,800,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	8,500,000,000	5,700,000,000
Commodity contracts | Futures and forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	376,500,000,000	454,400,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	4,500,000,000	4,700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,800,000,000	2,500,000,000
Commodity contracts | Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	129,500,000,000	157,300,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	11,500,000,000	5,000,000,000
Commodity contracts | Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	141,300,000,000	164,000,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	10,700,000,000	5,200,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Credit derivatives
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	12,207,000,000	13,991,000,000
Credit derivatives | Swaps | Purchased credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,094,800,000,000	1,305,100,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	13,300,000,000	15,700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	23,400,000,000	28,100,000,000
Credit derivatives | Swaps | Written credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,073,101,000,000	1,265,380,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	24,500,000,000	29,300,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	11,870,000,000	13,814,000,000
Credit derivatives | Total return swaps/other | Purchased credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	44,300,000,000	38,100,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	200,000,000	2,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,400,000,000	3,200,000,000
Credit derivatives | Total return swaps/other | Written credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	61,031,000,000	63,407,000,000
Derivative Assets [Abstract]
Gross Derivative Assets	500,000,000	4,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	337,000,000	177,000,000
Trading and Other Risk Management Derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	974,000,000,000	911,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	979,200,000,000	903,400,000,000
Trading and Other Risk Management Derivatives | Interest rate contracts | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	658,500,000,000	659,900,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	658,200,000,000	658,400,000,000
Trading and Other Risk Management Derivatives | Interest rate contracts | Futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	1,700,000,000	1,600,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	2,000,000,000	1,500,000,000
Trading and Other Risk Management Derivatives | Interest rate contracts | Options | Written options
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	85,400,000,000	64,400,000,000
Trading and Other Risk Management Derivatives | Interest rate contracts | Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	85,600,000,000	65,400,000,000
Trading and Other Risk Management Derivatives | Foreign exchange risk | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	51,500,000,000	43,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	54,600,000,000	42,700,000,000
Trading and Other Risk Management Derivatives | Foreign exchange risk | Spot, futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	68,900,000,000	32,500,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	72,400,000,000	33,500,000,000
Trading and Other Risk Management Derivatives | Foreign exchange risk | Options | Written options
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	16,000,000,000	9,200,000,000
Trading and Other Risk Management Derivatives | Foreign exchange risk | Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	15,100,000,000	8,800,000,000
Trading and Other Risk Management Derivatives | Equity contracts | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	3,200,000,000	3,600,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	4,000,000,000	4,200,000,000
Trading and Other Risk Management Derivatives | Equity contracts | Futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	2,100,000,000	1,100,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,800,000,000	1,400,000,000
Trading and Other Risk Management Derivatives | Equity contracts | Options | Written options
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	26,000,000,000	29,600,000,000
Trading and Other Risk Management Derivatives | Equity contracts | Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	27,900,000,000	30,400,000,000
Trading and Other Risk Management Derivatives | Commodity contracts | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	5,800,000,000	3,800,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	8,500,000,000	5,700,000,000
Trading and Other Risk Management Derivatives | Commodity contracts | Futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	4,500,000,000	4,700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,800,000,000	2,500,000,000
Trading and Other Risk Management Derivatives | Commodity contracts | Options | Written options
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	11,500,000,000	5,000,000,000
Trading and Other Risk Management Derivatives | Commodity contracts | Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	10,700,000,000	5,200,000,000
Trading and Other Risk Management Derivatives | Credit derivatives | Swaps | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	13,300,000,000	15,700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	23,400,000,000	28,100,000,000
Trading and Other Risk Management Derivatives | Credit derivatives | Swaps | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	24,500,000,000	29,300,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	11,900,000,000	13,800,000,000
Trading and Other Risk Management Derivatives | Credit derivatives | Total return swaps/other | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	200,000,000	2,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,400,000,000	3,200,000,000
Trading and Other Risk Management Derivatives | Credit derivatives | Total return swaps/other | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	500,000,000	4,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	300,000,000	200,000,000
Qualifying Accounting Hedges
Derivative Assets [Abstract]
Gross Derivative Assets	10,800,000,000	9,200,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	2,600,000,000	3,000,000,000
Qualifying Accounting Hedges | Interest rate contracts | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	8,500,000,000	7,500,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	500,000,000	900,000,000
Qualifying Accounting Hedges | Interest rate contracts | Futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Qualifying Accounting Hedges | Foreign exchange risk | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	800,000,000	1,000,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,900,000,000	1,000,000,000
Qualifying Accounting Hedges | Foreign exchange risk | Spot, futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	1,500,000,000	700,000,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	200,000,000	1,100,000,000
Qualifying Accounting Hedges | Commodity contracts | Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Qualifying Accounting Hedges | Commodity contracts | Futures and forwards
Derivative Assets [Abstract]
Gross Derivative Assets	$ 0